Change in Presentation Currency (Details 1) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	May 31, 2022 USD ($)	May 31, 2021 USD ($) $ / shares	May 31, 2021 CAD ($) $ / shares	May 31, 2022 USD ($)	May 31, 2021 USD ($) $ / shares	May 31, 2021 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
General and administrative expense	$ 2,518	$ 2,089		$ 7,015	$ 5,146
Net loss and comprehensive loss	$ 3,296	33		$ 287	(1,766)
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense			$ (2,273)			$ (6,231)
Other income (expenses)			1,965			4,344
Net loss and comprehensive loss			$ (308)			$ (1,887)
Earnings per share - basic and diluted | $ / shares			$ (0.00)			$ (0.01)
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense		(184)			1,085
Other income (expenses)		157			(964)
Net loss and comprehensive loss		$ 341			$ (121)
Earnings per share - basic and diluted | $ / shares
Restateds [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense		$ (2,089)			$ (5,146)
Other income (expenses)		2,122			3,380
Net loss and comprehensive loss		$ 33			$ (1,766)
Earnings per share - basic and diluted | $ / shares		$ 0.00			$ (0.01)